Intangible Assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of intangible assets [line items]
Intangible assets, beginning	R$ 1,762,593	R$ 2,369,355	R$ 2,238,042
Intangible assets, additions	310,412	(441,748)	237,593
Intangible assets, amortization	(182,681)	(120,492)	(99,334)
Intangible assets, transfer	(65)	(6,442)	(1,424)
Intangible assets, write-offs and disposals	(128,545)	(920)	(15,487)
Intangible assets, effect of foreign currency exchange rate variation	20,941	2,788	9,168
Intangible assets, oxiteno andian		(20)
Intangible assets opening balance TEAS			797
Intangible assets, ending balance	1,782,655	1,762,593	2,369,355
Decarbonization credits [member]
Summary of intangible assets [line items]
Intangible assets, additions	125,345
Intangible assets, transfer	(1,058)
Intangible assets, write-offs and disposals	(124,287)
Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning		2,369,355
Intangible assets, ending balance			2,369,355
Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16		(39,928)
Cost [member]
Summary of intangible assets [line items]
Intangible assets, beginning	3,191,963	3,105,856	2,876,574
Intangible assets, additions	310,412	151,997	237,593
Intangible assets, transfer	(65)	(10,098)	(1,608)
Intangible assets, write-offs and disposals	(138,854)	(3,187)	(17,555)
Intangible assets, effect of foreign currency exchange rate variation	25,346	3,790	10,006
Intangible assets, oxiteno andian		(281)
Intangible assets opening balance TEAS			846
Intangible assets, ending balance	3,388,802	3,191,963	3,105,856
Cost [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning	1,525,088	1,525,088	1,524,291
Intangible assets opening balance TEAS			797
Intangible assets, ending balance	R$ 1,525,088	R$ 1,525,088	R$ 1,525,088
Cost [member] | Software [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	4 years	3 years	5 years
Intangible assets, beginning	R$ 1,210,529	R$ 1,062,486	R$ 853,079
Intangible assets, additions	184,027	145,004	223,964
Intangible assets, transfer	993	2,553	(1,258)
Intangible assets, write-offs and disposals	(6,633)	(784)	(15,401)
Intangible assets, effect of foreign currency exchange rate variation	6,130	1,551	2,053
Intangible assets, oxiteno andian		(281)
Intangible assets opening balance TEAS			49
Intangible assets, ending balance	1,395,046	R$ 1,210,529	R$ 1,062,486
Cost [member] | Technology [member]
Summary of intangible assets [line items]
Weighted average useful life (years)		5 years	5 years
Intangible assets, beginning	32,617	R$ 32,617	R$ 32,617
Intangible assets, ending balance	32,617	R$ 32,617	R$ 32,617
Cost [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years)		10 years	10 years
Intangible assets, beginning	7,934	R$ 64,032	R$ 55,069
Intangible assets, additions		3,820	11,117
Intangible assets, transfer		(1,401)
Intangible assets, write-offs and disposals	R$ (7,934)	(2,403)	(2,154)
Intangible assets, ending balance		R$ 7,934	R$ 64,032
Cost [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	10 years	6 years	8 years
Intangible assets, beginning	R$ 133,599	R$ 142,989	R$ 142,669
Intangible assets, additions		1,505	690
Intangible assets, transfer		(10,895)	(350)
Intangible assets, effect of foreign currency exchange rate variation			(20)
Intangible assets, ending balance	133,599	133,599	142,989
Cost [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning	122,504	120,571	113,543
Intangible assets, effect of foreign currency exchange rate variation	14,458	1,933	7,028
Intangible assets, ending balance	R$ 136,962	R$ 122,504	R$ 120,571
Cost [member] | Trademark rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	39 years	35 years	39 years
Intangible assets, beginning	R$ 114,792	R$ 114,792	R$ 114,792
Intangible assets, ending balance	R$ 114,792	R$ 114,792	R$ 114,792
Cost [member] | Others [member]
Summary of intangible assets [line items]
Weighted average useful life (years)	10 years	10 years	10 years
Intangible assets, beginning	R$ 44,900	R$ 43,281	R$ 40,514
Intangible assets, additions	1,040	1,668	1,822
Intangible assets, transfer		(355)
Intangible assets, effect of foreign currency exchange rate variation	4,758	306	945
Intangible assets, ending balance	50,698	44,900	43,281
Cost [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning		3,105,856
Intangible assets, ending balance			3,105,856
Cost [member] | Previously stated [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning		1,525,088
Intangible assets, ending balance			1,525,088
Cost [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning		1,062,486
Intangible assets, ending balance			1,062,486
Cost [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning		32,617
Intangible assets, ending balance			32,617
Cost [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning		64,032
Intangible assets, ending balance			64,032
Cost [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning		142,989
Intangible assets, ending balance			142,989
Cost [member] | Previously stated [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning		120,571
Intangible assets, ending balance			120,571
Cost [member] | Previously stated [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning		114,792
Intangible assets, ending balance			114,792
Cost [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning		43,281
Intangible assets, ending balance			43,281
Cost [member] | Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16		(56,114)
Cost [member] | Increase (decrease) due to application of IFRS 16 [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16		(56,114)
Accumulated amortization [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(835,625)	(736,501)	(638,532)
Intangible assets, amortization	(182,681)	(120,492)	(99,334)
Intangible assets, transfer		3,656	184
Intangible assets, write-offs and disposals	9,844	2,267	2,068
Intangible assets, effect of foreign currency exchange rate variation	(4,405)	(1,002)	(838)
Intangible assets, oxiteno andian		261
Intangible assets opening balance TEAS			(49)
Intangible assets, ending balance	(1,012,867)	(835,625)	(736,501)
Accumulated amortization [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(648,861)	(537,438)	(456,799)
Intangible assets, amortization	(175,144)	(110,088)	(79,845)
Intangible assets, transfer		13	59
Intangible assets, write-offs and disposals	3,375	(611)	28
Intangible assets, effect of foreign currency exchange rate variation	(4,394)	(998)	(832)
Intangible assets, oxiteno andian		261
Intangible assets opening balance TEAS			(49)
Intangible assets, ending balance	(825,024)	(648,861)	(537,438)
Accumulated amortization [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,616)	(32,613)	(32,541)
Intangible assets, amortization		(3)	(72)
Intangible assets, ending balance	(32,616)	(32,616)	(32,613)
Accumulated amortization [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(6,384)	(23,931)	(21,292)
Intangible assets, amortization	(85)	(848)	(4,679)
Intangible assets, transfer		(669)
Intangible assets, write-offs and disposals	6,469	2,878	2,040
Intangible assets, ending balance		(6,384)	(23,931)
Accumulated amortization [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(108,932)	(106,597)	(96,704)
Intangible assets, amortization	(4,394)	(6,511)	(10,018)
Intangible assets, transfer		4,176	125
Intangible assets, ending balance	(113,326)	(108,932)	(106,597)
Accumulated amortization [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(6,119)	(3,182)
Intangible assets, amortization	(2,937)	(2,937)	(3,182)
Intangible assets, ending balance	(9,056)	(6,119)	(3,182)
Accumulated amortization [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,713)	(32,740)	(31,196)
Intangible assets, amortization	(121)	(105)	(1,538)
Intangible assets, transfer		136
Intangible assets, effect of foreign currency exchange rate variation	(11)	(4)	(6)
Intangible assets, ending balance	(32,845)	(32,713)	(32,740)
Accumulated amortization [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(736,501)
Intangible assets, ending balance			(736,501)
Accumulated amortization [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(537,438)
Intangible assets, ending balance			(537,438)
Accumulated amortization [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(32,613)
Intangible assets, ending balance			(32,613)
Accumulated amortization [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(23,931)
Intangible assets, ending balance			(23,931)
Accumulated amortization [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(106,597)
Intangible assets, ending balance			(106,597)
Accumulated amortization [member] | Previously stated [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(3,182)
Intangible assets, ending balance			(3,182)
Accumulated amortization [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning		(32,740)
Intangible assets, ending balance			R$ (32,740)
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 16 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16		16,186
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 16 [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 16		16,186
Provision for losses and impairment [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(593,745)
Intangible assets, additions		(593,745)
Intangible assets, write-offs and disposals	465
Intangible assets, ending balance	(593,280)	(593,745)
Provision for losses and impairment [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(593,280)
Intangible assets, additions		(593,280)
Intangible assets, ending balance	(593,280)	(593,280)
Provision for losses and impairment [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(465)
Intangible assets, additions		(465)
Intangible assets, write-offs and disposals	R$ 465
Intangible assets, ending balance		R$ (465)